Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

As of September 30, 2024 and December 31, 2023, Property and Equipment, net consists of:

	September 30, 2024	December 31, 2023
Lab Equipment	$233,411	$132,911
Machinery	55,800	55,800
Computer Equipment	7,000	14,084
Furniture	3,030	3,030
Property and Equipment, at cost	299,241	205,825
Accumulated Depreciation	(143,984)	(148,064)
Property and Equipment, Net	$155,257	$57,761

Machinery of $55,800 has not yet been placed into service and therefore depreciation has not commenced as of September 30, 2024. Depreciation expense for the three months ended September 30, 2024 and 2023 was in the amount of $4,334 and $5,485, respectively ($6,277 and $19,287 for the nine months ended September 30, 2024 and 2023, respectively).

4. PROPERTY AND EQUIPMENT

As of December 31, 2023 and 2022, Property and Equipment, net consists of:

	December 31,	December 31,
	2023	2022
Lab Equipment	$132,911	$132,911
Machinery	55,800	-
Computer Equipment	14,084	12,261
Furniture	3,030	3,030
Property and Equipment, at cost	205,825	148,202
Accumulated Depreciation	(148,064)	(126,902)
Property and Equipment, Net	$57,761	$21,300

Depreciation expenses for the years ended December 31, 2023 and 2022 were in the amount of $21,162 and $27,648, respectively.